Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue from contracts with customers
32	Revenue from contracts with customers

a)	Revenue disaggregation:
The following tables provide disaggregated revenue by category, including main product and service lines, and main geographic areas. The Company discloses such balances reconciled to the reportable segments Note 39, being this information regularly provided and reviewed in such way by the chief operating decision-marker. Reconciliation of reportable segments to the statements of income is provided in Note 39.6.

•	Revenue by category at December 31, 2019, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts (Defense BU)	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	264.2	—	618.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6

Revenue from Continuing operations	—	775.3	1,397.0	437.2	8.6	2,618.1
Revenue from Discontinued operations	2,234.4	—	—	609.5	0.6	2,844.5

Total	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts (Defense BU)	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

Revenue from Continuing operations	1,601.0	46.4	59.8	570.5	297.6	42.8	2,618.1
Revenue from Discontinued operations	1,744.6	30.0	317.2	32.8	626.1	93.8	2,844.5

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

•	Revenue by category at December 31, 2018, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Long-term contracts (Defense BU)	—	267.0	—	—	—	267.0
Others	82.1	2.0	106.9	—	—	191.0
Service	—	183.2	—	622.7	0.2	806.1
Spare Parts	—	67.4	—	358.1	8.5	434.0

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

Revenue from Continuing operations	—	612.1	1,104.3	399.8	11.5	2,127.7
Revenue from Discontinued operations	2,358.3	—	—	581.0	4.1	2,943.4

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.5	29.2	3,373.0
Long-term contracts (Defense BU)	1.9	0.1	0.7	243.3	12.6	8.4	267.0
Others	66.6	11.9	5.2	74.7	8.9	23.7	191.0
Service	353.7	42.2	92.3	42.4	230.3	45.2	806.1
Spare Parts	283.0	8.8	15.6	42.3	69.7	14.6	434.0

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

Revenue from Continuing operations	1,245.0	120.3	42.1	367.5	327.0	25.8	2,127.7
Revenue from Discontinued operations	1,714.0	29.7	389.9	75.5	639.0	95.3	2,943.4

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

•	Revenue by category at December 31, 2017, including continuing and discontinued operations:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,691.8	—	1,175.0	—	7.1	3,873.9
Long-term contracts (Defense BU)	—	651.8	—	—	—	651.8
Others	79.6	7.2	105.3	0.3	—	192.4
Service	—	177.8	—	622.2	1.0	801.0
Spare Parts	—	16.9	—	299.7	23.7	340.3

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

Revenue from Continuing operations	—	853.7	1,280.3	398.3	14.2	2,546.5
Revenue from Discontinued operations	2,771.4	—	—	523.9	17.6	3,312.9

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,711.5	0.2	754.0	20.0	359.3	2 8 . 9	3,873.9
Long-term contracts (Defense BU)	38.0	1.3	9.8	558.4	33.7	10.6	651.8
Others	104.1	0.2	1.7	11.9	0.3	74.2	192.4
Service	304.1	36.9	75.4	109.4	231.5	43.7	801.0
Spare Parts	180.2	13.0	18.6	49.2	66.8	12.5	340.3

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

Revenue from Continuing operations	1,266.1	28.1	141.3	700.0	377.1	33.9	2,546.5
Revenue from Discontinued operations	2,071.8	23.5	718.2	48.9	314.5	136.0	3,312.9

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

The contracts are grouped in the categories above as they are affected similarly by economic factors.

b)	Contract balances, including contract costs:

	Note	12.31.2019	12.31.2018
Contract assets		461.9	358.0

Contract costs (Other assets)		9.1	9.1

Contract liabilities		683.4	1,243.6

Advances from customers		435.4	1,057.4
Deferred revenue		248.0	186.2

Financial Guarantee	25	—	11.6
As of December 31, 2019, and December 31, 2018, there were no losses recognized for contract assets. Losses recognized on trade accounts receivable balances are presented in Note 8.
Out of the total revenues recognized for the year ended December 31, 2019, US$
822.6
were included in the contract liabilities at the beginning of the period (US$ 785.9 for the year ended December 31, 2018).
The amount of revenue recognized as of December 31, 2019 related to performance obligations achieved in prior years (or partially achieved) is US$ 57.4, which refers mainly to change orders approved in the year without changes in goods or services to be delivered.
The Company had the following amounts in other assets related to costs to obtain contracts:

	Sales commissions	Bank guarantees	Total
At December 31, 2018	0.6	8.4	9.0

Additions	3.0	0.8	3.8
Disposals	(2.5)	(1.2)	(3.7)
Exchange rate variation	—	—	—

At December 31, 2019	1.1	8.0	9.1

There were no impairment losses recognized for costs to obtain contracts.
Assets for obtaining contracts are amortized when (or as and when) the revenue is recognized.

c)	Performance obligations:
The Company has a portfolio of firm orders, whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2019 is US$ 16.8 billion, of which US$ 13.3 billion is expected to be satisfied in the next 5 years, as estimated by the Company.